Long-term investment	6 Months Ended
Sep. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Long-term investment

7. Long-term investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

	Investment-2	Investment-3	Total
	USD	USD	USD
Balance as of March 31, 2024	15,552,775	1,841,055	17,393,830
Share gain (loss) from equity investments	1,178,116	(11,128)	1,166,988
Impairment	—	(1,828,790)	(1,828,790)
Foreign currency translation adjustments	209,891	(1,137)	208,754
Balance as of September 30, 2024	16,940,782	—	16,940,782

Investment-2: In January 2022, the Group reached an agreement with China Agriculture Industry Development Foundation Co., Ltd., to purchase its 3% equity ownership of Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”), with a total consideration of $13,416,161 (RMB94,012,410).

Fujian Fishery has 5 directors on its board. According to the shareholders’ minutes, the Company has the right to appoint 1 director to the board of Fujian Fishery, thus it has 20% voting power in the investee and has a significant influence over the operating and financial policies of Fujian Fishery.

The Company incurred a gain of $1,178,116 from Fujian Fishery for the six months ended September 30, 2024, due to Fujian Fisher had a net income for the six months ended September 30, 2024. There’s no impairment indicator, thus the Company didn’t recognize any impairment over Investment 2.

Investment-3: The Company made a down payment to the shareholder of Wuxi Talent Home Information Technology Co. Ltd., (“Wuxi Talent”) as a part of 60% share purchase and long-term investment. On August 5, 2022, the Group issued 791,667 shares to the two shareholders of Wuxi Talent as a part of the acquisition consideration, and on July 23,2023, the 791,667 shares were returned to the Company for cancellation. The paid cash consideration of $1,865,171 (RMB13,070,000) was used as investment in Wuxi Talent for 35% of all equity interest of Wuxi Talent by WOFE. In October 2023, the 35% of all equity interest of Wuxi Talent was transferred to WOFE.

Wuxi Talent has 3 directors on its board. According to the shareholders minute, the directors were elected by the shareholder meeting, and the Company has 35% voting right in the in the investee and has a significant influence over the operating and financial policies of Wuxi Talent.

The Company incurred a loss of $11,128 from Wuxi Talent for the six months ended September 30, 2024, due to Wuxi Talent had a net loss for the six months ended September 30, 2024. Since the depression of the macroeconomy, the Company predicted that Wuxi Talent would keep the status of loss and can’t seek any more financing for the next year. Thus, the company recognized the full impairment over the investment.